Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Russia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 16.8%
Sberbank of Russia PJSC	18,649,360	$66,774,536
Sberbank of Russia PJSC, ADR	2,082,229	30,088,209
VTB Bank PJSC	10,495,315,016	5,913,772
VTB Bank PJSC, GDR(a)	746,368	861,309

		103,637,826

Capital Markets — 1.9%
Moscow Exchange MICEX-RTS PJSC	8,791,940	11,438,480

Chemicals — 1.8%
PhosAgro PJSC, GDR(a)	863,569	11,114,133

Electric Utilities — 2.1%
Inter RAO UES PJSC	209,002,000	12,878,691

Food & Staples Retailing — 6.2%
Magnit PJSC, GDR(a)	1,516,396	21,206,798
X5 Retail Group NV, GDR(a)	577,334	17,038,737

		38,245,535

Metals & Mining — 19.0%
Alrosa PJSC	12,703,010	17,189,881
Magnitogorsk Iron & Steel Works PJSC	15,846,700	10,863,077
MMC Norilsk Nickel PJSC	131,148	27,618,264
Novolipetsk Steel PJSC	6,334,810	16,757,653
Polymetal International PLC	889,977	9,534,679
Polymetal International PLC, New	333,837	3,589,934
Polyus PJSC	175,350	13,918,173
Severstal PJSC	1,076,015	17,119,443

		116,591,104

Oil, Gas & Consumable Fuels — 45.2%
Gazprom PJSC	28,235,130	93,233,956
LUKOIL PJSC	1,092,228	88,337,317
Novatek PJSC, GDR(a)	147,486	30,234,630
Rosneft Oil Co. PJSC, GDR(a)	2,213,382	14,749,978
Rosneft Oil Co. PJSC	1,469,060	9,764,980
Surgutneftegas PJSC	30,926,046	11,840,356

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Tatneft PJSC	2,631,115	$30,232,603

		278,393,820

Wireless Telecommunication Services — 2.9%
Mobile TeleSystems PJSC, ADR	2,308,603	18,053,276

Total Common Stocks — 95.9% (Cost: $541,537,082)		590,352,865

Preferred Stocks

Oil, Gas & Consumable Fuels — 3.5%
Surgutneftegas PJSC, Preference Shares, NVS	26,858,900	16,684,442
Transneft PJSC, Preference Shares	1,978	4,899,358

		21,583,800

Total Preferred Stocks — 3.5% (Cost: $19,859,374)		21,583,800

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(b)(c)	1,557,712	1,557,712

Total Short-Term Investments — 0.2% (Cost: $1,557,712)		1,557,712

Total Investments in Securities — 99.6% (Cost: $562,954,168)		613,494,377

Other Assets, Less Liabilities — 0.4%		2,287,364

Net Assets — 100.0%		$615,781,741

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	349,697	1,208,015	1,557,712	$1,557,712	$21,293	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Russia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$590,352,865	$—	$—	$590,352,865
Preferred Stocks	21,583,800	—	—	21,583,800
Money Market Funds	1,557,712	—	—	1,557,712

	$613,494,377	$—	$—	$613,494,377

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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